RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Schedule of Reconciliation of the Net Incurred and Paid Loss Development (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 571,828
Allowance for expected credit losses on unpaid reinsurance recoverables	278	$ 327
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	572,106	580,580	$ 499,849	$ 447,445
Reinsurance recoverables on unpaid losses	226,511	213,990
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	226,233	213,663	212,249	188,800
Reserve for unpaid loss and loss adjustment expenses	798,339	$ 794,243	$ 712,098	$ 636,245
Specialty Long-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	276,644
Reinsurance recoverables on unpaid losses	132,437
Specialty Short-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	223,061
Reinsurance recoverables on unpaid losses	93,028
Reinsurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	72,123
Reinsurance recoverables on unpaid losses	$ 1,046